Redeemable Convertible Preferred Stock - Redemption Preference for Preferred Shares (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013
Series A Redeemable Convertible Preferred Stock [Member]
Summary Activity In Gold Bullion [Line Items]
Redemption preference for preferred shares for year 2014	$ 127,358
Redemption preference for preferred shares for year 2015	137,547
Redemption preference for preferred shares for year 2016	148,551
Redemption preference for preferred shares for year 2017	160,435
Redemption preference for preferred shares for year 2018	173,269
Series B Redeemable Convertible Preferred Stock [Member]
Summary Activity In Gold Bullion [Line Items]
Redemption preference for preferred shares for year 2014	68,557
Redemption preference for preferred shares for year 2015	74,041
Redemption preference for preferred shares for year 2016	79,695
Redemption preference for preferred shares for year 2017	86,362
Redemption preference for preferred shares for year 2018	$ 93,271